Schedule of Lease Cost (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Lease
Operating lease cost	$ 51,432	$ 61,006	$ 232,773	$ 258,477